Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
By revenue type:
Total	¥ 66,897,085	$ 9,164,863	¥ 53,411,829	¥ 108,805,302	$ 14,972,108	¥ 69,039,405	¥ 35,370,208
Marketing campaign planning and execution [Member]
By revenue type:
Revenue				72,551,148		55,590,318	19,432,684
Online precision marketing [Member]
By revenue type:
Revenue				31,619,104		6,112,910	3,031,567
Offline advertising [Member]
By revenue type:
Revenue				¥ 4,635,050		¥ 7,336,177	¥ 12,905,957